10. Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents
	2019 $	2018 $	2017 $
Cash at bank and in hand	169,795	102,705	147,673
Short-term bank deposits	3,548	92,896	240,167
	173,343	195,601	387,840